Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Business segment information
Financial data for TDS’ reportable segments for 2018, 2017 and 2016, is as follows. See Note 1 — Summary of Significant Accounting Policies and Recent Accounting Pronouncements for additional information.

		TDS Telecom
Year ended or as of December 31, 2018¹	U.S. Cellular	Wireline	Cable	TDS Telecom Total[2]	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$2,978	$697	$230	$925	$96	$3,999
Equipment and product sales	989	2	—	2	119	1,110
Total operating revenues	3,967	699	230	927	215	5,109
Cost of services (excluding Depreciation, amortization and accretion expense reported below)	758	266	104	369	79	1,206
Cost of equipment and products	1,031	1	—	1	98	1,130
Selling, general and administrative	1,388	197	57	254	52	1,694
Depreciation, amortization and accretion	640	142	69	212	31	883
(Gain) loss on asset disposals, net	10	(3)	1	(2)	1	9
(Gain) loss on license sales and exchanges, net	(18)	—	—	—	—	(18)
Operating income (loss)	158	95	(2)	93	(46)	205
Equity in earnings of unconsolidated entities	159	—	—	—	1	160
Interest and dividend income	15	7	1	8	3	26
Interest expense	(116)	2	—	2	(58)	(172)
Other, net	(1)	3	—	2	1	2
Income (loss) before income taxes	215	106	(1)	105	(99)	221
Income tax expense (benefit)[3]	51			16	(21)	46
Net income	164			89	(78)	175
Add back:
Depreciation, amortization and accretion	640	142	69	212	31	883
(Gain) loss on asset disposals, net	10	(3)	1	(2)	1	9
(Gain) loss on license sales and exchanges, net	(18)	—	—	—	—	(18)
Interest expense	116	(2)	—	(2)	58	172
Income tax expense (benefit)[3]	51			16	(21)	46
Adjusted EBITDA[4]	$963	$243	$70	$313	$(9)	$1,267

Investments in unconsolidated entities	$441	$4	$—	$4	$35	$480
Total assets	$7,274	$1,304	$639	$1,934	$575	$9,783
Capital expenditures	$515	$176	$56	$232	$20	$767

		TDS Telecom
Year ended or as of December 31, 2017	U.S. Cellular	Wireline	Cable	TDS Telecom Total[2]	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$2,978	$713	$206	$917	$84	$3,979
Equipment and product sales	912	1	—	1	152	1,065
Total operating revenues	3,890	714	206	919	235	5,044
Cost of services (excluding Depreciation, amortization and accretion expense reported below)	732	258	98	355	77	1,164
Cost of equipment and products	1,071	2	—	2	122	1,195
Selling, general and administrative[5]	1,412	194	54	248	29	1,689
Depreciation, amortization and accretion	615	151	44	195	34	844
Loss on impairment of goodwill[6]	370	—	—	—	(108)	262
(Gain) loss on asset disposals, net	17	1	2	3	1	21
(Gain) loss on sale of business and other exit costs, net	(1)	—	—	—	—	(1)
(Gain) loss on license sales and exchanges, net	(22)	—	—	—	—	(22)
Operating income (loss)	(304)	108	8	116	80	(108)
Equity in earnings of unconsolidated entities	137	—	—	—	—	137
Interest and dividend income	8	5	—	5	2	15
Interest expense	(113)	—	—	—	(57)	(170)
Other, net[5]	—	3	—	3	1	4
Income (loss) before income taxes	(272)	117	8	125	25	(122)
Income tax expense (benefit)[3]	(287)			(13)	21	(279)
Net income (loss)	15			138	4	157
Add back:
Depreciation, amortization and accretion	615	151	44	195	34	844
Loss on impairment of goodwill[6]	370	—	—	—	(108)	262
(Gain) loss on asset disposals, net	17	1	2	3	1	21
(Gain) loss on sale of business and other exit costs, net	(1)	—	—	—	—	(1)
(Gain) loss on license sales and exchanges, net	(22)	—	—	—	—	(22)
Interest expense	113	—	—	—	57	170
Income tax expense (benefit)[3]	(287)			(13)	21	(279)
Adjusted EBITDA[4]	$820	$269	$54	$323	$9	$1,152

Investments in unconsolidated entities	$415	$4	$—	$4	$34	$453
Total assets	$6,841	$1,260	$644	$1,897	$557	$9,295
Capital expenditures	$469	$146	$55	$201	$24	$694

		TDS Telecom
Year ended or as of December 31, 2016	U.S. Cellular	Wireline	Cable	TDS Telecom Total[2]	Corporate, Eliminations and Other	Total
(Dollars in millions)
Operating revenues
Service	$3,081	$696	$185	$880	$89	$4,050
Equipment and product sales	909	2	—	2	194	1,105
Total operating revenues	3,990	698	185	882	283	5,155
Cost of services (excluding Depreciation, amortization and accretion expense reported below)	760	258	94	352	77	1,189
Cost of equipment and products	1,081	2	—	2	157	1,240
Selling, general and administrative[5]	1,480	200	51	250	32	1,762
Depreciation, amortization and accretion	618	159	37	196	36	850
(Gain) loss on asset disposals, net	22	2	2	4	1	27
(Gain) loss on sale of business and other exit costs, net	—	—	—	—	(1)	(1)
(Gain) loss on license sales and exchanges, net	(19)	(1)	—	(1)	—	(20)
Operating income (loss)	48	77	2	79	(19)	108
Equity in earnings of unconsolidated entities	140	—	—	—	—	140
Interest and dividend income	6	3	—	3	2	11
Interest expense	(113)	1	—	1	(58)	(170)
Other, net[5]	1	3	—	3	(1)	3
Income (loss) before income taxes	82	83	2	85	(75)	92
Income tax expense (benefit)[3]	33			32	(25)	40
Net income (loss)	49			54	(51)	52
Add back:
Depreciation, amortization and accretion	618	159	37	196	36	850
(Gain) loss on asset disposals, net	22	2	2	4	1	27
(Gain) loss on sale of business and other exit costs, net	—	—	—	—	(1)	(1)
(Gain) loss on license sales and exchanges, net	(19)	(1)	—	(1)	—	(20)
Interest expense	113	(1)	—	(1)	58	170
Income tax expense (benefit)[3]	33			32	(25)	40
Adjusted EBITDA[4]	$816	$242	$41	$283	$19	$1,118

Investments in unconsolidated entities	$413	$4	$—	$4	$34	$451
Total assets	$7,110	$1,229	$599	$1,831	$505	$9,446
Capital expenditures	$446	$108	$54	$162	$22	$630
Numbers may not foot due to rounding.

[1]
As of January 1, 2018, TDS adopted ASU 2014-09 using a modified retrospective approach. Under this method, the new accounting standard is applied only to the most recent period presented. As a result, 2018 amounts include the impacts of ASU 2014-09, but prior periods remain as previously reported, except as specifically stated. See Note 2 — Revenue Recognition for additional information.

[2]	TDS Telecom Total includes eliminations between the Wireline and Cable segments.

[3]	Income tax expense (benefit) is not provided at the individual segment level for Wireline and Cable. TDS calculates income tax expense for “TDS Telecom Total”.

[4]
Adjusted earnings before interest, taxes, depreciation, amortization and accretion (Adjusted EBITDA) is a segment measure reported to the chief operating decision maker for purposes of making decisions about allocating resources to the segments and assessing their performance. Adjusted EBITDA is defined as net income, adjusted for the items set forth in the reconciliation above. TDS believes Adjusted EBITDA is a useful measure of TDS’ operating results before significant recurring non-cash charges, gains and losses, and other items as presented above as they provide additional relevant and useful information to investors and other users of TDS' financial data in evaluating the effectiveness of its operations and underlying business trends in a manner that is consistent with management's evaluation of business performance.

[5]
ASU 2017-07, regarding net periodic pension cost and net periodic postretirement benefit cost was adopted as of January 1, 2018, and applied retrospectively. All prior year numbers have been recast to conform to this standard.

[6]
During 2017, U.S. Cellular recorded a goodwill impairment of $370 million while TDS recorded a goodwill impairment of the U.S. Cellular reporting unit of $227 million. Prior to 2009, TDS accounted for U.S. Cellular's share repurchases as step acquisitions, allocating a portion of the share repurchase value to TDS' Goodwill. Further, goodwill of the U.S. Cellular reporting unit was impaired at the TDS level in 2003 but not at U.S. Cellular. Consequently, U.S. Cellular's goodwill on a stand-alone basis and any resulting impairments of goodwill does not equal the TDS consolidated goodwill related to U.S. Cellular. The TDS adjustment of $143 million is included in "Corporate, Eliminations and Other." During 2017, TDS also recorded a goodwill impairment of $35 million related to its HMS operations included in "Corporate, Eliminations and Other." For further information on the goodwill impairment see Note 7 — Intangible Assets.